As filed with the Securities and Exchange Commission on January 12, 2016

1933 Act File No. 333-28697

1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 167	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 168	☒

(Check appropriate box or boxes.)

Direxion Funds

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Eric S. Purple
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue) 35th Floor	1601 K Street, NW Washington, DC 20006
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    On (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    On (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectuses that were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 166 to the Registrant’s registration statement on December 23, 2015 and effective on December 29, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 167 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 167 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on January 12, 2016.

DIREXION FUNDS

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 167 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ Daniel D. O’Neill*		Chairman of the Board, Chief Executive Officer and	January 12, 2016
Daniel D. O’Neill		Chief Investment Officer

/s/ Gerald E. Shanley III*		Trustee	January 12, 2016
Gerald E. Shanley III

/s/ John Weisser*		Trustee	January 12, 2016
John Weisser

/s/ Jacob C. Gaffey*		Trustee	January 12, 2016
Jacob C. Gaffey

/s/ David L. Driscoll*		Trustee	January 12, 2016
David L. Driscoll

/s/ Eric W. Falkeis*		Trustee and Principal	January 12, 2016
Eric W. Falkeis		Executive Officer

/s/ Patrick J. Rudnick*		Principal Financial Officer	January 12, 2016
Patrick J. Rudnick		and Assistant Secretary

*By:	/s/ Angela Brickl
Attorney-In Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 151 to the Trust’s Registration Statement filed with the SEC on October 10, 2014.

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE